Financial and Capital Risk Management and Fair Value Measurement - Summary of Fair Value Hierarchy (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities at fair value	£ 1,654	£ 2,061
Provision for contingent consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2019
Financial liabilities at fair value	£ 354
Warrant liability [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation		Dec. 31, 2018
Financial liabilities at fair value		£ 1,346
Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2019
Financial liabilities at fair value	£ 131
Convertible loan [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation		Dec. 31, 2018
Financial liabilities		£ 1,977
Bank loan [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities	£ 20,512	£ 18,775
Significant observable inputs (Level 2) | Warrant liability [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value		1,346
Significant observable inputs (Level 2) | Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	131
Significant observable inputs (Level 2) | Convertible loan [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		1,977
Significant observable inputs (Level 2) | Bank loan [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	20,512	18,775
Significant unobservable inputs (Level 3) | Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	1,654	£ 2,061
Significant unobservable inputs (Level 3) | Provision for contingent consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	£ 354